SHAREHOLDERS' DEFICIT - Additional Information (Details) - $ / shares		6 Months Ended
	Apr. 24, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred shares, shares authorized		5,000,000	5,000,000	5,000,000
Preferred stock, par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued		0	0	0
Preferred shares, shares outstanding		0	0	0
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			500,000,000
Ordinary shares, par value (in dollars per share)			$ 0.0001
Ordinary shares, shares issued			0	0
Ordinary shares, shares outstanding			0	0
Ordinary shares subject to possible redemption, shares issued			22,500,000
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			50,000,000
Ordinary shares, par value (in dollars per share)			$ 0.0001
Ordinary shares, shares issued			7,500,000	7,666,667
Ordinary shares, shares outstanding			7,500,000	7,666,667
Common Class B [Member] | Founder Shares
Class of Stock [Line Items]
Number of shares subjected to forfeiture	166,667
Aggregate number of shares subject to forfeiture	1,000,000
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized		500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares voting rights		one
Ordinary shares, shares issued		0	0	0
Ordinary shares, shares outstanding		0	0	0
Ordinary shares subject to possible redemption, shares issued		22,500,000	22,500,000
Class of warrant or right, exercise price of warrants or rights	$ 11.5	$ 18	$ 18
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized		50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares voting rights		one
Ordinary shares, shares issued		7,500,000	7,500,000	7,666,667
Ordinary shares, shares outstanding		7,500,000	7,500,000	7,666,667
Class B Ordinary Shares | Founder Shares
Class of Stock [Line Items]
Number of shares subjected to forfeiture	166,667
Aggregate number of shares subject to forfeiture	1,000,000			1,000,000
Class A ordinary shares subject to possible redemption
Class of Stock [Line Items]
Ordinary shares subject to possible redemption, shares issued		22,500,000	22,500,000	0